Leases (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted average remaining lease term - operating leases	2 years 8 months 12 days	3 years 8 months 12 days
Weighted average remaining lease term - finance leases	15 years 8 months 12 days	16 years 8 months 12 days
Weighted average discount rate - operating leases	1.28%	1.28%
Weighted average discount rate - finance leases	2.29%	2.29%